Contingencies (Columbia-Related Gain Contingencies) (Details) (Insurance recovery coverage suit, USD $) In Millions, unless otherwise specified	Dec. 31, 2012 insurer
Insurance recovery coverage suit
Gain Contingencies
Number of primary general liability insurers involved in coverage suit initially	3
Number of primary insurers with which the company reached settlement agreements	3
Percent of defense costs in the ATA and ATS lawsuits to be paid by primary insurers	40.00%
Expense reimbursement received to date which is deferred in Other liabilities	$ 11